SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance of Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Total allowance for credit losses – January 1	$ 2,908	$ 2,398	$ 2,309
Current-period provision for expected credit losses	22,563	823	293
Write-offs	(145)	(64)	(9)
Recoveries collected	(73)	(249)	(195)
Total allowance for credit losses - December 31	$ 25,253	$ 2,908	$ 2,398